Fair Value Measurements (FY)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 17: Fair Value Measurements

A financial instrument is defined as cash or cash equivalents, evidence of an ownership interest in an entity, or a contract that creates a contractual obligation or right to deliver or receive cash or another financial instrument from another party. The Company’s financial instruments consist primarily of cash and cash equivalents, trade accounts receivables, trade accounts payables, deferred compensation assets and obligations, derivatives, and debt instruments. The carrying values of cash and cash equivalents, trade accounts receivables, trade accounts payables, and variable rate debt instruments are a reasonable estimate of their respective fair values. The Company’s Senior Notes, valued utilizing Level 2 inputs, had a carrying value of $575.0 million and an estimated fair value of $573.6 million as of December 31, 2016; and a carrying value of $575.0 million and an estimated fair value of $457.3 million as of December 31, 2015.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value as follows:
Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities as of the reporting date.
Level 2
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities as of the reporting date.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

For the year ended December 31, 2015, goodwill with a carrying value of $529.3 million in the P&IP reporting unit was written down to its estimated implied fair value of $186.0 million, resulting in a non-cash impairment charge of $343.3 million. In order to arrive at the implied fair value of goodwill, the Company calculated the fair value of all of the assets and liabilities of the reporting unit as if it had been acquired in a business combination. After assigning fair value to the assets and liabilities of the reporting unit, the result was the implied fair value of goodwill of $186.0 million, which represented a Level 3 asset measured at fair value on a nonrecurring basis subsequent to its original recognition. The fair value was determined using a combination of discounted cash flows and a market multiple approach using comparable companies.

For the year ended December 31, 2014, goodwill with a carrying value of $445.3 million in the Nash reporting unit was written down to its estimated implied fair value of $224.7 million, resulting in a non-cash impairment charge of $220.6 million. In order to arrive at the implied fair value of goodwill, the Company calculated the fair value of all of the assets and liabilities of the reporting unit as if it had been acquired in a business combination. After assigning fair value to the assets and liabilities of the reporting unit, the result was the implied fair value of goodwill of $224.7 million, which represented a Level 3 asset measured at fair value on a nonrecurring basis subsequent to its original recognition. The fair value was determined using a combination of discounted cash flows and market multiple approach using comparable companies.

The Company assessed indefinite-lived intangible assets, trademarks, in conjunction with the 2016 annual goodwill impairment test. The valuation of trademarks was based upon current sales projections and the relief from royalty method was applied. As a result of this analysis, trademarks with carrying amounts aggregating to $179.3 million were written down to their estimated fair value of $154.9 million. These represented Level 3 assets measured on a nonrecurring basis subsequent to their original recognition. This resulted in a total non-cash impairment charge of $24.4 million. The fair value was determined using the relief from royalty method.

The Company assessed indefinite-lived intangible assets, trademarks, in conjunction with the 2015 annual goodwill impairment test. The valuation of trademarks was based upon current sales projections and the relief from royalty method was applied. As a result of this analysis, trademarks with carrying amounts aggregating to $560.1 million were written down to their estimated fair value of $489.0 million. These represented Level 3 assets measured on a nonrecurring basis subsequent to their original recognition. This resulted in a total non-cash impairment charge of $71.1 million. The fair value was determined using the relief from royalty method.

The Company assessed indefinite-lived intangible assets, trademarks, in conjunction with the 2014 annual goodwill impairment test. The valuation of trademarks was based upon current sales projections and the relief from royalty was applied. As a result of this analysis, trademarks with carrying amounts aggregating to $206.0 million were written down to their estimated fair value of $192.1 million. These represented Level 3 assets measured on a nonrecurring basis subsequent to their original recognition. This resulted in a total non-cash impairment charge of $13.9 million. The fair value was determined using the relief from royalty method.

Refer to Note 1 “Summary of Significant Accounting Policies” for discussion of the valuation assumptions utilized in the valuation of goodwill and indefinite-lived intangible assets.

The following table summarizes the Company’s application of the fair value hierarchy to its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015:
	December 31, 2016
	Level 1	Level 2	Level 3	Total
Financial Assets
Foreign currency forwards(1)	$—	$884	$—	$884
Interest rate swaps(2)	—	26,828	—	26,828
Trading securities held in deferred compensation plan(3)	4,207	—	—	4,207
Total	$4,207	$27,712	$—	$31,919
Financial Liabilities
Foreign currency forwards(1)	$—	$152	$—	$152
Interest rate swaps(2)	—	63,482	—	63,482
Deferred compensation plan(3)	4,207	—	—	4,207
Total	$4,207	$63,634	$—	$67,841
	December 31, 2015
	Level 1	Level 2	Level 3	Total
Financial Assets
Foreign currency forwards(1)	$—	$3,348	$—	$3,348
Interest rate swaps(2)	—	23,142	—	23,142
Trading securities held in deferred compensation plan(3)	3,748	—	—	3,748
Total	$3,748	$26,490	$—	$30,238
Financial Liabilities
Foreign currency forwards(1)	$—	$826	$—	$826
Interest rate swaps(2)	—	61,672	—	61,672
Deferred compensation plan(3)	3,748	—	—	3,748
Total	$3,748	$62,498	$—	$66,246

(1)	Based on calculations that use readily observable market parameters as their basis, such as spot and forward rates.
(2)
Measured as the present value of all expected future cash flows based on the LIBOR-based swap yield curves as of December 31, 2016 and 2015, respectively. The present value calculation uses discount rates that have been adjusted to reflect the credit quality of the Company and its counterparties.

(3)	Based on the quoted price of publicly traded mutual funds which are classified as trading securities and accounted for using the mark-to-market method.